Summary of Significant Accounting Policies - Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Totals	1,755,000	1,050,000
Options to Purchase Common Stock [Member]
Totals	955,000	1,050,000
Convertible Debt [Member]
Totals	800,000